Taxation - Disclosure of reconciliation of items affected by overall tax credit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation	$ 23,749	$ 15,405	$ 15,227
Tax charge (credit) on profit or lossb	$ 7,869	$ 16,762	$ 6,740
Effective tax rate	33.00%	109.00%	44.00%
Tax rate computed at the weighted average statutory rate	34.00%	77.00%	54.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entitiesd	(0.02)	(0.04)	(0.03)
Adjustments in respect of prior years	(4.00%)	(3.00%)	(9.00%)
Deferred tax not recognized	0.02	(0.02)	0.08
Tax incentives for investment	0	(0.01)	(0.01)
Tax rate effect of disposals	0	(0.08)	(0.04)
Foreign exchange	0.00%	3.00%	1.00%
Items not deductible for tax purposes	2.00%	5.00%	1.00%
Tax rate effect from decision to exit shareholding in associate	0.00%	27.00%	0.00%
Tax rate effect from imposition of new taxes	0.00%	12.00%	0.00%
Other	1.00%	3.00%	(3.00%)
Discontinued operations [member] | Oman | Block 61
Increase (decrease) resulting from
Proportion of ownership interest in associate			20.00%
Excluding impact of Rosneft
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation		$ 40,925
Tax charge (credit) on profit or lossb		$ 17,823
Effective tax rate		44.00%
Tax rate computed at the weighted average statutory rate		42.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entitiesd		(0.01)
Adjustments in respect of prior years		(1.00%)
Deferred tax not recognized		(0.01)
Tax incentives for investment		0
Tax rate effect of disposals		(0.03)
Foreign exchange		1.00%
Items not deductible for tax purposes		2.00%
Tax rate effect from decision to exit shareholding in associate		0.00%
Tax rate effect from imposition of new taxes		4.00%
Other		1.00%
Impact of Rosneft
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation		$ (25,520)
Tax charge (credit) on profit or lossb		$ (1,061)
Effective tax rate		4.00%
Tax rate computed at the weighted average statutory rate		20.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entitiesd		0
Adjustments in respect of prior years		0.00%
Deferred tax not recognized		0
Tax incentives for investment		0
Tax rate effect of disposals		0
Foreign exchange		0.00%
Items not deductible for tax purposes		0.00%
Tax rate effect from decision to exit shareholding in associate		(16.00%)
Tax rate effect from imposition of new taxes		0.00%
Other		0.00%